SCHEDULE OF CONDENSED STATEMENTS OF OPERATION (Details) - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 1,566,899	$ 1,472,590	$ 24,359
Cost of revenue	(1,060,391)	(199,074)	(12,500)
Gross profit	506,508	1,273,516	11,859
Administrative expenses	(587,549)	(137,421)	(100,287)
Operating (losses) incomes	(81,041)	1,136,095	(88,428)
Other income (expense)
Interest expenses	(198)	(903)
Other income	2,560	12,756	1,248
Equity in earnings of equity method investee	199,309
Unrealized gain on trading securities	35
Total other income (expense)	201,706	11,853	1,248
Profit/(loss) before income tax	120,665	1,147,948	(87,180)
Income tax expense (benefit)	87,057	(109,968)
Profit/(loss) for the year	207,722	1,037,980	(87,180)
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue	1,518,796	1,425,308
Cost of revenue	(1,060,391)	(199,074)	(12,500)
Gross profit	458,405	1,226,234	(12,500)
Administrative expenses	(519,709)	(83,065)	(55,133)
Total operating expenses	(519,709)	(83,065)	(55,133)
Operating (losses) incomes	(61,304)	1,143,169	(67,633)
Other income (expense)
Interest expenses		(15)
Other income	2,512	142
Equity in earnings of equity method investee	199,309
Unrealized gain on trading securities	35
Total other income (expense)	201,856	127
Equity in earnings (losses) of subsidiaries	(12,147)	(2,619)	(19,547)
Profit/(loss) before income tax	128,405	1,140,677	(87,180)
Income tax expense (benefit)	84,788	(107,878)
Profit/(loss) for the year	$ 213,193	$ 1,032,799	$ (87,180)